INITIAL BUSINESS COMBINATION	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
INITIAL BUSINESS COMBINATION

NOTE 8. INITIAL BUSINESS COMBINATION

On August 3, 2022, INFINT entered into the Business Combination Agreement with Merger Sub and Seamless, which was amended by an amendment dated October 20, 2022, an amendment dated November 29, 2022 and an amendment dated February 20, 2023. The Business Combination Agreement was unanimously approved by INFINT’s board of directors. If the closing conditions are satisfied or waived in accordance with the Business Combination Agreement and the transactions contemplated by the Business Combination Agreement are consummated, Merger Sub will merge with and into Seamless, with Seamless surviving the Merger as a wholly owned subsidiary of INFINT.

Merger Consideration

Under the Business Combination Agreement, Seamless Shareholders are expected to receive Seamless Value in aggregate consideration in the form of New INFINT Ordinary Shares, equal to the quotient obtained by dividing (i) the Seamless Value by (ii) $10.00.

At the effective time, by virtue of the Merger:

●	all shares of Seamless issued and outstanding immediately prior to the effective time will be cancelled and converted into the right to receive, in accordance with the terms of the Business Combination Agreement and the Payment Spreadsheet, the number of New INFINT Ordinary Shares set forth in the Payment Spreadsheet;

●	Seamless options that are outstanding immediately prior to the effective time, whether vested or unvested, will be converted into the Exchanged Options in accordance with the terms of the Company Equity Plan, the Business Combination Agreement and the Payment Spreadsheet. Following the effective time, the Exchanged Options will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Seamless option(s) immediately prior to the effective time.

●	the RSUs that are outstanding immediately prior to the effective time will be converted into the Exchanged RSUs in accordance with the terms of the Company Equity Plan, the Business Combination Agreement and the Payment Spreadsheet. Following the effective time, the Exchanged RSUs will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Seamless RSUs immediately prior to the effective time.

Proxy Statement/Prospectus and INFINT Shareholder Meeting

The Company filed with the SEC a Registration Statement on Form S-4 (the “Form S-4”) on September 30, 2022, as amended on December 1, 2022, February 13, 2023, April 18, 2023, June 9, 2023, August 11, 2023, December 7, 2023, April 22, 2024, June 13, 2024, June 27, 2024 and July 11, 2024 which included a proxy statement/prospectus that will be used as a proxy statement to be used in connection with the special meeting of the INFINT shareholders to be held to consider approval and adoption of (i) the Business Combination Agreement and the transactions contemplated therein, (ii) the issuance of New INFINT Ordinary Shares as contemplated by the Business Combination Agreement, (iii) the INFINT Amended and Restated Memorandum and Articles and (iv) any other proposals the parties deem necessary or desirable to effectuate the transactions contemplated by the Business Combination Agreement.

On July 12, 2024, the SEC declared the Form S-4 effective and the Company filed the proxy statement in connection with the extraordinary general meeting of the Company’s shareholders that was held on August 6, 2024 regarding the Business Combination, at which meeting the proposed Business Combination and related proposals were approved. The proposed Business Combination is currently anticipated to close on or around August 20, 2024, subject to the satisfaction of certain closing conditions. Upon closing of the proposed Business Combination described above, the Company will change its name to Currenc Group Inc. The Company’s securities will be delisted from NYSE and it is expected that the post-combination company’s ordinary shares will be listed on Nasdaq under the symbol “CURR.” The Company will not have any units outstanding following the consummation of the Business Combination.

Other than as specifically discussed, this quarterly report does not assume the closing of the proposed Business Combination.

NOTE 8. INITIAL BUSINESS COMBINATION

On August 3, 2022, INFINT entered into the Business Combination Agreement with Merger Sub and Seamless. The Business Combination Agreement was unanimously approved by INFINT’s board of directors. If the Business Combination Agreement is approved by INFINT’s shareholders (and the other closing conditions are satisfied or waived in accordance with the Business Combination Agreement), and the transactions contemplated by the Business Combination Agreement are consummated, Merger Sub will merge with and into Seamless, with Seamless surviving the Merger as a wholly owned subsidiary of INFINT. The Business Combination Agreement was amended on October 20, 2022, November 29, 2022 and February 20, 2023.

Merger Consideration

Under the Business Combination Agreement, Seamless Shareholders are expected to receive Seamless Value in aggregate consideration in the form of New INFINT Ordinary Shares, equal to the quotient obtained by dividing (i) the Seamless Value by (ii) $10.00.

INFINT ACQUISITION CORPORATION

NOTES TO FINANCIAL STATEMENTS

At the effective time, by virtue of the Merger:

●	all shares of Seamless issued and outstanding immediately prior to the effective time will be cancelled and converted into the right to receive, in accordance with the terms of the Business Combination Agreement and the Payment Spreadsheet, the number of New INFINT Ordinary Shares set forth in the Payment Spreadsheet;

●	Seamless options that are outstanding immediately prior to the effective time, whether vested or unvested, will be converted into the Exchanged Options in accordance with the terms of the Company Equity Plan, the Business Combination Agreement and the Payment Spreadsheet. Following the effective time, the Exchanged Options will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Seamless option(s) immediately prior to the effective time.

●	the RSUs that are outstanding immediately prior to the effective time will be converted into the Exchanged RSUs in accordance with the terms of the Company Equity Plan, the Business Combination Agreement and the Payment Spreadsheet. Following the effective time, the Exchanged RSUs will continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Seamless RSUs immediately prior to the effective time.

Proxy Statement/Prospectus and INFINT Shareholder Meeting

INFINT and Seamless filed with the SEC a Registration Statement on Form S-4 on September 30, 2022, as amended on December 1, 2022, February 13, 2023, April 18, 2023, June 9, 2023, August 11, 2023, December 7, 2023, and April 22, 2024, which included a proxy statement/prospectus that will be used as a proxy statement to be used in connection with the special meeting of the INFINT shareholders to be held to consider approval and adoption of (i) the Business Combination Agreement and the transactions contemplated therein, (ii) the issuance of New INFINT Ordinary Shares as contemplated by the Business Combination Agreement, (iii) the INFINT Amended and Restated Memorandum and Articles and (iv) any other proposals the parties deem necessary or desirable to effectuate the transactions contemplated by the Business Combination Agreement.